Document and Entity Information	6 Months Ended
Dec. 31, 2024
Document and Entity Information
Document Type	F-1
Entity Registrant Name	BIT ORIGIN LTD
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001735556
Amendment Flag	false